--------------------------------------------------------------------------------
                                  SMITH BARNEY
                              CALIFORNIA MUNICIPALS
                                    FUND INC.
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               CLASSIC SERIES | ANNUAL REPORT | FEBRUARY 28, 2002

                              [LOGO] Smith Barney
                                     Mutual Funds
                              Your Serious Money. Professionally Managed.(SM)

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            NOT FDIC INSURED o NOT BANK GUARANTEED o MAY LOSE VALUE
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

[PHOTO OMITTED]

JOSEPH P. DEANE
PORTFOLIO MANAGER

[LOGO] Classic Series

Annual Report o February 28, 2002

SMITH BARNEY CALIFORNIA
MUNICIPALS FUND INC.

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--------------------------------------------------------------------------------
JOSEPH P. DEANE
--------------------------------------------------------------------------------

Joseph P. Deane has more than 32 years of securities business experience and has managed the Fund since its inception.

Education: BA in History from Iona College

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FUND OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks to provide California investors with as high a level of current income exempt from federal income taxes and California state personal income taxes as is consistent with prudent investment management and the preservation of capital.* The Fund invests at least 80% of its net assets in California municipal securities. California municipal securities include securities issued by the state of California and certain other municipal issuers, political subdivisions, agencies and public authorities that pay interest that is exempt from California personal income taxes.

----------------
* Please note a portion of the income from the Fund may be subject to the Alternative Minimum Tax ("AMT").

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FUND FACTS
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FUND INCEPTION
--------------------------------------------------------------------------------
April 9, 1984

MANAGER TENURE
--------------------------------------------------------------------------------
17 Years

MANAGER INVESTMENT
INDUSTRY EXPERIENCE
--------------------------------------------------------------------------------
32 Years

                                    Class A        Class B           Class L
--------------------------------------------------------------------------------
NASDAQ                               SHRCX          SCABX             SCACX
--------------------------------------------------------------------------------
INCEPTION                           4/9/84         11/6/92           11/14/94
--------------------------------------------------------------------------------

Average Annual Total Returns as of February 28, 2002+

                                                 Without Sales Charges(1)

                                          Class A         Class B       Class L
--------------------------------------------------------------------------------
One-Year                                   6.20%           5.69%         5.59%
--------------------------------------------------------------------------------
Five-Year                                  6.17            5.64          5.58
--------------------------------------------------------------------------------
Ten-Year                                   7.21             N/A           N/A
--------------------------------------------------------------------------------
Since Inception++                          8.26            6.67          7.81
--------------------------------------------------------------------------------

                                                   With Sales Charges(2)

                                          Class A         Class B       Class L
--------------------------------------------------------------------------------
One-Year                                   1.93%           1.19%         3.54%
--------------------------------------------------------------------------------
Five-Year                                  5.31            5.48          5.37
--------------------------------------------------------------------------------
Ten-Year                                   6.78             N/A           N/A
--------------------------------------------------------------------------------
Since Inception++                          8.01            6.67          7.66
--------------------------------------------------------------------------------

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of all applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charges of 4.00% and 1.00%, respectively; Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from initial purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

      All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.

+ The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

++ Inception dates for Class A, B and L shares are April 9, 1984, November 6, 1992 and November 14, 1994, respectively.

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What's Inside

A Letter to Our Shareholders ..............................................    1

Historical Performance ....................................................    4

Fund at a Glance ..........................................................    7

Schedule of Investments ...................................................    8

Bond Ratings ..............................................................   17

Statement of Assets and Liabilities .......................................   19

Statement of Operations ...................................................   20

Statements of Changes in Net Assets .......................................   21

Notes to Financial Statements .............................................   22

Financial Highlights ......................................................   27

Independent Auditors' Report ..............................................   29

Additional Information ....................................................   30

Tax Information ...........................................................   32

[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed.(SM)

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Investment Products: Not FDIC Insured o Not Bank Guaranteed o May Lose Value
--------------------------------------------------------------------------------

Dear Shareholder,

We are pleased to provide the annual report for the Smith Barney California Municipals Fund Inc. ("Fund") for the year ended February 28, 2002. In this report we have summarized the period's prevailing economic and market conditions and outlined our investment strategy. A detailed summary of the Fund's performance can be found in the appropriate sections that follow. We hope you find this report useful and informative.

Performance Update

For the year ended February 28, 2002, excluding the effects of sales charges, the Fund's Class A shares returned 6.20%. In comparison, the Lehman Brothers Municipal Bond Index ("Lehman Index")(1) returned 6.84% for the same period.

During the period, the Fund distributed income dividends totaling $0.78 for Class A shares. The current monthly dividend rate of $0.065 for Class A shares equates to an annualized distribution rate of 4.61%.

Investment Objective

The Fund seeks to provide California investors with as high a level of current income exempt from federal income taxes and California state personal income taxes as is consistent with prudent investing and capital preservation.(2)

Market and Fund Overview

The U.S. Federal Reserve Board ("Fed") lowered short-term interest rates eleven times in 2001, effectively reducing the federal funds rate ("fed funds rate")(3) to its lowest level in several decades. In addition, after September 11, the Fed injected $190 billion in liquidity into the system in the form of loans to banks and investment dealers. We believe that both of these actions provided a much-needed boost to an economy that is now showing some very early signs of recovery.

We believe most debt securities have been relatively inexpensive relative to their taxable equivalents and we have been fairly aggressive buyers of California state debt.

As of February 28, 2002, the Fund focused on water and sewer bonds (18.8% of the portfolio), hospital bonds (10.4% of the portfolio) and escrowed to maturity bonds (8.4% of the portfolio) because we believe they offered good relative values. In addition, as of February 28, 2002, approximately 96.2% of the Fund's holdings were rated investment-grade(4), with 69.0% of the Fund invested in AAA/Aaa bonds -- the highest possible rating(5).

----------
(1) The Lehman Index is a broad-based unmanaged index of municipal bonds. Please note that an investor cannot invest directly in an index.
(2)   Certain investors may be subject to the Federal Alternative Minimum Tax
      (AMT), and state and local taxes may apply. Capital gains, if any, are fully taxable.
(3) The fed funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans. The fed funds rate often points to the direction of U.S. interest rates.
(4) Investment-grade bonds are those rated Aaa, Aa, A and Baa by Moody's Investors Service, Inc. and AAA, AA, A and BBB by Standard & Poor's Ratings Service, or that have an equivalent rating by a nationally recognized statistical rating organization or are determined by the manager to be of equivalent quality.
(5) Please note that fund holdings are as of February 28, 2002 and are subject to change at any time.


                 1   Smith Barney California Municipals Fund Inc.
                        2002 Annual Report to Shareholders

Market Outlook

Although the economy may limp along for another quarter or two, we believe that it is probably in the early stages of recovery right now and that a fairly powerful economic recovery should gain momentum by late 2002. However, this recovery could possibly be hampered by lingering skepticism about truthfulness in corporate accounting practices, along with some possible delays in corporate earnings releases for the first two or three quarters of 2002 as executives check and double-check their financial reports before releasing them. We also believe that corporate profits may be somewhat disappointing for the first six to eight months of the year but anticipate that they will improve enough to exceed investor expectations by late 2002 and early 2003. In our opinion, the fiscal stimulus package that Congress passed should help the economy because it was aimed at assisting corporations--which we believe led the economy into recession. In our view, the fact that the package was smaller than anticipated should not prevent its effectiveness.

With this economic scenario in mind, we believe the Fed will most likely keep interest rates low until the economy is on solid footing. Its aggressive reductions of the fed funds rate in 2001 were designed to reduce short-term interest rates to a level that was so compellingly unattractive that investors might be inspired to begin moving the massive amounts of money that they had transferred into money market funds back into the stock and bond market and into the economy in general. In March 2002, money market funds contained roughly $2.35 trillion -- which represents roughly 26% of the entire Wilshire 5000 Total Market Index(6). We believe the Fed wants to be certain that those funds are flowing back into the market before considering any rate hikes.

Although recent activity in the bond market indicates that an economic recovery may be imminent, we believe this optimism may be slightly premature. For the next six to eight months, we anticipate the bond market will remain an attractive market for investors. One of the reasons municipal bonds are so attractively priced right now is that there were roughly $290 billion in new issues in 2001 - the second-highest issuance level on record. However, much of this issuance was from refinancings, not from newly issued products. In 2002, we believe roughly $200 billion of new issuance will occur, which, in our view, could allow municipal bonds to outperform most other fixed-income products during the next 12 to 18 months. We believe there will be a significant drop in supply over the next year or two, with the exception of a large energy-related issuance in California. Because we anticipate a shortage of supply with continued high demand, we believe that municipal bonds will perform well versus their taxable counterparts going forward.

Fund Outlook

For the moment, we are avoiding State of California General Obligation Bonds - not because of credit concerns, but simply because the State has such an enormous amount of debt to issue in 2002. We plan to reevaluate California's General Obligation Bonds after the State completes its issuance. Although California's energy crisis appears to have eased considerably, we believe it may resurface some time in the summer. At that time, we anticipate that California will issue an energy-related bond, and we will evaluate its price and other characteristics at that time.

----------
(6) The Wilshire 5000 Total Market Index is the broadest stock market indicator covering the performance of the entire U.S. equity market, which consists of over 7,000 U.S. headquartered equity securities individually weighted by market capitalization. Please note that an investor cannot invest directly in an index.


                 2   Smith Barney California Municipals Fund Inc.
                        2002 Annual Report to Shareholders

In general, we anticipate maintaining a fairly aggressive stance during the next several months. We are currently focusing on high-grade obligations with an average maturity of roughly 20 years with lower credit risk. As the economy improves, we anticipate transferring some cash to the sidelines and taking a slightly more conservative stance than we have taken in the past several years.

Thank you for your investment in the Smith Barney California Municipals Fund
Inc.


Sincerely,



/s/ Heath B. McLendon                  /s/ Joseph P. Deane

Heath B. McLendon                      Joseph P. Deane
Chairman                               Vice President and
                                       Investment Officer


March 18, 2002

The information provided in this letter represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results nor investment advice. Further, there is no assurance that certain securities will remain in or out of the Fund or the percentage of the Fund's assets held in various sectors will remain the same. Please refer to pages 8 through 16 for a list and percentage breakdown of the Fund's holdings. Also, please note any discussion of the Fund's holdings is as of February 28, 2002 and is subject to change.


                 3   Smith Barney California Municipals Fund Inc.
                        2002 Annual Report to Shareholders

================================================================================
Historical Performance -- Class A Shares
================================================================================

             Net Asset Value
            -----------------
            Beginning   End     Income    Capital Gain     Return     Total
Year Ended   of Year  of Year  Dividends  Distributions  of Capital  Returns(1)+
================================================================================
2/28/02      $16.70   $16.93    $0.78        $0.00         $0.00       6.20%
--------------------------------------------------------------------------------
2/28/01       15.28    16.70     0.78         0.00          0.00      14.70
--------------------------------------------------------------------------------
2/29/00       16.93    15.28     0.76         0.00          0.00      (5.36)
--------------------------------------------------------------------------------
2/28/99       16.99    16.93     0.80         0.10          0.00       5.02
--------------------------------------------------------------------------------
2/28/98       16.26    16.99     0.84         0.23          0.00      11.44
--------------------------------------------------------------------------------
2/28/97       16.31    16.26     0.85         0.20          0.00       6.37
--------------------------------------------------------------------------------
2/28/96       15.40    16.31     0.84         0.03          0.00      11.93
--------------------------------------------------------------------------------
2/28/95       16.15    15.40     0.89         0.19          0.00       2.46
--------------------------------------------------------------------------------
2/28/94       16.70    16.15     0.84         0.65          0.00       5.92
--------------------------------------------------------------------------------
2/28/93       15.78    16.70     0.97         0.29          0.04      14.76
================================================================================
Total                           $8.35        $1.69         $0.04
================================================================================

================================================================================
Historical Performance -- Class B Shares
================================================================================

                           Net Asset Value
                         ----------------------
                         Beginning        End         Income     Capital Gain      Return         Total
Year Ended                of Year       of Year      Dividends   Distributions   of Capital     Returns(1)+
===========================================================================================================
2/28/02                   $16.69         $16.92        $0.70         $0.00          $0.00           5.69%
-----------------------------------------------------------------------------------------------------------
2/28/01                    15.28          16.69         0.70          0.00           0.00          14.06
-----------------------------------------------------------------------------------------------------------
2/29/00                    16.93          15.28         0.67          0.00           0.00          (5.87)
-----------------------------------------------------------------------------------------------------------
2/28/99                    16.98          16.93         0.71          0.10           0.00           4.56
-----------------------------------------------------------------------------------------------------------
2/28/98                    16.25          16.98         0.76          0.23           0.00          10.88
-----------------------------------------------------------------------------------------------------------
2/28/97                    16.32          16.25         0.77          0.20           0.00           5.73
-----------------------------------------------------------------------------------------------------------
2/28/96                    15.40          16.32         0.76          0.03           0.00          11.39
-----------------------------------------------------------------------------------------------------------
2/28/95                    16.15          15.40         0.80          0.19           0.00           1.89
-----------------------------------------------------------------------------------------------------------
2/28/94                    16.70          16.15         0.76          0.65           0.00           5.40
-----------------------------------------------------------------------------------------------------------
Inception* -- 2/28/93      15.84          16.70         0.28          0.29           0.01           9.27++
===========================================================================================================
Total                                                  $6.91         $1.69          $0.01
===========================================================================================================


                 4   Smith Barney California Municipals Fund Inc.
                        2002 Annual Report to Shareholders

================================================================================
Historical Performance -- Class L Shares
================================================================================

                           Net Asset Value
                         ----------------------
                         Beginning        End         Income     Capital Gain      Return         Total
Year Ended                of Year       of Year      Dividends   Distributions   of Capital     Returns(1)+
===========================================================================================================
2/28/02                   $16.68         $16.90        $0.69         $0.00          $0.00           5.59%
-----------------------------------------------------------------------------------------------------------
2/28/01                    15.26          16.68         0.69          0.00           0.00          14.09
-----------------------------------------------------------------------------------------------------------
2/29/00                    16.91          15.26         0.66          0.00           0.00          (5.92)
-----------------------------------------------------------------------------------------------------------
2/28/99                    16.97          16.91         0.70          0.10           0.00           4.45
-----------------------------------------------------------------------------------------------------------
2/28/98                    16.24          16.97         0.75          0.23           0.00          10.83
-----------------------------------------------------------------------------------------------------------
2/28/97                    16.31          16.24         0.77          0.20           0.00           5.68
-----------------------------------------------------------------------------------------------------------
2/28/96                    15.40          16.31         0.76          0.03           0.00          11.30
-----------------------------------------------------------------------------------------------------------
Inception* -- 2/28/95      14.19          15.40         0.23          0.19           0.00          11.72++
===========================================================================================================
Total                                                  $5.25         $0.75          $0.00
===========================================================================================================

It is the Fund's policy to distribute dividends monthly and capital gains, if any, annually.

================================================================================
Average Annual Total Returns+
================================================================================

                                                 Without Sales Charges(1)
                                          --------------------------------------
                                          Class A         Class B        Class L
================================================================================
Year Ended 2/28/02                         6.20%           5.69%          5.59%
--------------------------------------------------------------------------------
Five Years Ended 2/28/02                   6.17            5.64           5.58
--------------------------------------------------------------------------------
Ten Years Ended 2/28/02                    7.21             N/A            N/A
--------------------------------------------------------------------------------
Inception* through 2/28/02                 8.26            6.67           7.81
================================================================================

                                                   With Sales Charges(2)
                                          --------------------------------------
                                          Class A         Class B        Class L
================================================================================
Year Ended 2/28/02                         1.93%           1.19%          3.54%
--------------------------------------------------------------------------------
Five Years Ended 2/28/02                   5.31            5.48           5.37
--------------------------------------------------------------------------------
Ten Years Ended 2/28/02                    6.78             N/A            N/A
--------------------------------------------------------------------------------
Inception* through 2/28/02                 8.01            6.67           7.66
================================================================================


                 5   Smith Barney California Municipals Fund Inc.
                        2002 Annual Report to Shareholders

================================================================================
Cumulative Total Returns+
================================================================================

                                                        Without Sales Charges(1)
================================================================================
Class A (2/28/92 through 2/28/02)                               100.70%
--------------------------------------------------------------------------------
Class B (Inception* through 2/28/02)                             82.41
--------------------------------------------------------------------------------
Class L (Inception* through 2/28/02)                             72.99
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charges of 4.00% and 1.00%, respectively; Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from initial purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.
+ The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
++ Total return is not annualized, as it may not be representative of the total return for the year.
* Inception dates for Class A, B, and L shares are April 9, 1984, November 6, 1992 and November 14, 1994, respectively.


                 6   Smith Barney California Municipals Fund Inc.
                        2002 Annual Report to Shareholders

================================================================================
Smith Barney California Municipals Fund Inc. at a Glance (unaudited)
================================================================================

Growth of $10,000 Invested in Class A Shares of the Smith Barney California Municipals Fund Inc. vs. the Lehman Brothers Municipal Bond Index and the Lipper California Municipal Debt Fund Average+

                         February 1992 -- February 2002

                               [GRAPHIC OMITTED]

  [The following table was depicted as a line chart in the printed material.]

                  Smith Barney         Lehman Brothers       Lipper California
                   California           Municipal Bond        Municipal Debt
               Municipal Fund, Inc.         Index              Fund Average
               --------------------    ---------------       -----------------
Feb 1992              9599                  10000                  10000
Feb 1993             11016                  11377                  11399
Feb 1994             11666                  12007                  12027
Feb 1995             11952                  12233                  12057
Feb 1996             13423                  13584                  13309
Feb 1997             14278                  14333                  13951
Feb 1998             15912                  15644                  15260
Feb 1999             16710                  16679                  16093
Feb 2000             15816                  16332                  14769
Feb 2001             18140                  18346                  16648
Feb 2002             19265                  19600                  17561

+ Hypothetical illustration of $10,000 invested in Class A shares on February 28, 1992, assuming the deduction of the maximum 4.00% initial sales charge at the time of investment and reinvestment of dividends and capital gains, if any, at net asset value through February 28, 2002. The Lehman Brothers Municipal Bond Index is a weighted composite which is comprised of more than 15,000 bonds issued within the last 5 years, having a minimum credit rating of at least Baa and a maturity of at least 2 years, excluding all bonds subject to the Alternative Minimum Tax and bonds with floating or zero coupons. The index is unmanaged and is not subject to the same management and trading expenses of a mutual fund. The Lipper California Municipal Debt Fund Average is composed of an average of the Fund's peer group of 106 mutual funds investing in California municipal bonds as of February 28, 2002. The performance of the Fund's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

      All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

--------------------------------------------------------------------------------
                           Industry Diversification*
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   [The following table was depicted as a bar chart in the printed material.]

                        6.5%   Education
                        8.4%   Escrowed to Maturity
                        7.9%   Finance
                        4.2%   General Obligation
                       10.4%   Hospitals
                       15.3%   Miscellaneous
                        4.8%   Pre-Refunded
                        5.3%   Transportation
                        5.1%   Utilities
                       18.8%   Water and Sewer
                       13.3%   Other
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   Summary of Investments by Combined Ratings*
--------------------------------------------------------------------------------

                             Standard            Percentage
                Moody's      & Poor's      of Total Investments
                -------      --------      --------------------

                  Aaa          AAA                 69.0%

                  Aa           AA                  13.0

                   A            A                   9.0

                  Baa          BBB                  5.2

                  Ba           BB                   1.8

                   B            B                   0.3

                  NR           NR                   1.1

              VMIG 1/P-1    SP-1/A-1                0.6
                                                  -----

                                                  100.0%
                                                  =====
--------------------------------------------------------------------------------

* As a percentage of total investments. These holdings are as of February 28, 2002 and are subject to change.


                 7   Smith Barney California Municipals Fund Inc.
                        2002 Annual Report to Shareholders

================================================================================
Schedule of Investments                                        February 28, 2002
================================================================================

   FACE
  AMOUNT     RATING(a)                                    SECURITY                                                        VALUE
==================================================================================================================================
Education -- 6.5%
$  2,000,000   AAA       Adelanto School District, Series B, FGIC-Insured, zero coupon due 9/1/18                     $    864,780
                         California Educational Facilities Authority Revenue:
   2,980,000   Aa3*        Claremont University Center, Series B, 5.000% due 3/1/24                                      2,960,332
     230,000   A2*         Loyola Marymount University, 5.750% due 10/1/24                                                 242,938
                           Pepperdine University, Series A:
   1,775,000   A1*           5.000% due 11/1/18                                                                          1,815,843
   1,500,000   A1*           5.000% due 11/1/29                                                                          1,466,910
   6,125,000   Ba1*        Pooled College & University Project, Series A, 5.500% due 7/1/15                              6,247,377
   1,000,000   A1*         Scripps College, 5.250% due 8/1/26                                                            1,005,110
                           Southwestern University Project:
   2,635,000   A3*           6.600% due 11/1/14                                                                          2,901,109
   6,505,000   A3*           6.700% due 11/1/24                                                                          7,085,896
  15,000,000   AAA         Stanford University, Series Q, 5.250% due 12/1/32+                                           15,284,400
     690,000   A         California State Public Works Board, Lease Revenue, High Technology Facility,
                           San Jose Facilities, Series A, 7.750% due 8/1/06                                                771,413
   2,000,000   AAA       California State University Foundation Revenue, Monterey Bay, MBIA-Insured,
                           5.350% due 6/1/31                                                                             2,057,080
   1,265,000   AAA       Exeter Union High School District, Election of 2001, MBIA-Insured, 5.125% due 8/1/26            1,278,586
   1,000,000   AAA       Fullerton University Foundation, Auxiliary Organization Revenue, Series A,
                           MBIA-Insured, 5.750% due 7/1/30                                                               1,077,640
   3,500,000   AAA       RNR School Financing Authority, Special Tax, Community Facilities District
                           No. 92-1, Series A, AMBAC-Insured, 5.000% due 9/1/30                                          3,468,465
                         San Diego State University Foundation, Series A, MBIA-Insured:
   1,500,000   AAA         5.000% due 3/1/27                                                                             1,490,040
   3,900,000   AAA         5.000% due 3/1/32                                                                             3,859,323
   1,530,000   AAA       Santa Rosa High School District, FGIC-Insured, 5.900% due 5/1/14                                1,656,623
                         Standard School District, COP, (Capital Improvement Project), Series A:
     320,000   A           6.200% due 3/1/10                                                                               341,792
     340,000   A           6.250% due 3/1/11                                                                               363,817
   4,500,000   BBB+      Ukiah Unified School District, COP, (Measure A Capital Projects), 6.000% due 9/1/10             4,653,720
   2,600,000   AAA       Victor Valley Unified High School District, MBIA-Insured, 5.750% due 11/1/17                    2,835,378
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        63,728,572
----------------------------------------------------------------------------------------------------------------------------------
Electric -- 0.7%
                         Sacramento Power Authority, Cogeneration Project Revenue:
   1,800,000   BBB-        6.500% due 7/1/07                                                                             2,047,302
   1,800,000   BBB-        6.500% due 7/1/08                                                                             2,027,898
   2,200,000   BBB-        6.500% due 7/1/09                                                                             2,462,592
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         6,537,792
----------------------------------------------------------------------------------------------------------------------------------
Escrowed to Maturity (b) -- 8.4%
     270,000   AAA       Contra Costa County Home Mortgage Revenue, Mortgage-Backed Securities Program,
                           GNMA-Collateralized, 7.750% due 5/1/22 (c)                                                      355,617
     100,000   AAA       Kern High School District, Series C, MBIA-Insured, 8.750% due 8/1/03 (c)                          109,999
     125,000   AAA       Martinez Home Mortgage Revenue Bonds, 10.750% due 2/1/16                                          185,302
   3,325,000   AAA       Perris Single-Family Mortgage Revenue, Series A, Mortgage-Backed Securities Program,
                           GNMA-Collateralized, 8.300% due 12/1/13 (c)                                                   4,291,810
   6,000,000   AAA       Pleasanton-Suisun City HFA, Home Mortgage, Series A, MBIA-Insured, zero
                           coupon due 10/1/16                                                                            2,892,600
                         Riverside County Single-Family Mortgage Revenue, Series A, Mortgage-Backed
                           Securities Program, GNMA-Collateralized:
   2,620,000   AAA           8.300% due 11/1/12 (c)                                                                      3,348,648
   1,000,000   AAA           7.800% due 5/1/21 (c)                                                                       1,353,030

                       See Notes to Financial Statements.


                 8   Smith Barney California Municipals Fund Inc.
                        2002 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                            February 28, 2002
================================================================================

   FACE
  AMOUNT     RATING(a)                                    SECURITY                                                        VALUE
==================================================================================================================================
Escrowed to Maturity (b) -- 8.4% (continued)
                         San Joaquin Hills California Transportation Corridor Agency Toll Road Revenue:
$  5,000,000   AAA         Zero coupon due 1/1/14                                                                     $  2,893,700
  60,000,000   AAA         Zero coupon due 1/1/16                                                                       30,937,200
  17,500,000   AAA         Zero coupon due 1/1/17                                                                        8,526,875
  25,000,000   AAA         Zero coupon due 1/1/18                                                                       11,426,750
  20,000,000   AAA         Zero coupon due 1/1/19                                                                        8,614,800
  20,000,000   AAA         Zero coupon due 1/1/26                                                                        5,860,000
     695,000   AAA       Santa Rosa Hospital Revenue, (Santa Rosa Hospital Memorial Project), 10.300% due 3/1/11           917,435
   1,250,000   Baa*      Sequoia Hospital District Revenue, 5.375% due 8/15/23                                           1,316,275
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        83,030,041
----------------------------------------------------------------------------------------------------------------------------------
Finance -- 7.9%
  10,000,000   AA        Beverly Hills Public Financing Authority, Lease Revenue, (Capital Improvement Project),
                           Series A, 5.250% due 6/1/28                                                                  10,268,200
     750,000   NR        California Public Capital Improvements Finance Authority Revenue, (Pooled Project),
                           Series A, 8.500% due 3/1/18                                                                     755,873
                         Fresno Joint Powers Financing Authority, Local Agency Revenue, Series A:
   1,000,000   BBB+        6.200% due 9/2/03                                                                             1,059,140
   1,500,000   BBB+        6.550% due 9/2/12                                                                             1,624,500
   3,000,000   AAA       Long Beach Board Finance Authority Lease Revenue, (Rainbow Harbor Refinancing
                           Project), Series A, AMBAC-Insured, 5.250% due 5/1/24                                          3,065,400
   6,500,000   AA        Los Angeles County Public Works Financing Authority Revenue, Regional Park &
                           Open Space District, Series A, 5.000% due 10/1/19                                             6,578,195
   2,670,000   AAA       Ontario Redevelopment Finance Authority Revenue, (Project No. 1), MBIA-Insured,
                           (Escrowed to maturity with U.S. government securities), 5.800% due 8/1/23                     2,819,840
     895,000   Baa1*     Pleasanton Joint Powers Financing Authority Revenue, Series A, 6.150% due 9/2/12                  947,519
   5,550,000   AAA       Pomona Public Financing Authority Revenue, Merged Redevelopment Project, Series AD,
                           MBIA-Insured, 5.000% due 2/1/21                                                               5,608,552
   5,000,000   A-        Puerto Rico Public Financing Corp., Commonwealth Appropriations,
                           Series E, 5.700% due 8/1/25                                                                   5,166,650
                         Sacramento City Financing Authority Revenue, Capital Improvement,
                           (Solid Waste & Redevelopment Project), Series A, AMBAC-Insured:
   5,070,000   AAA           5.500% due 12/1/20                                                                          5,390,272
   6,300,000   AAA           5.500% due 12/1/21                                                                          6,485,787
   1,600,000   AAA           5.875% due 12/1/29                                                                          1,770,528
   2,000,000   Aa3*          5.625% due 6/1/30                                                                           2,097,460
   2,800,000   AAA       Salida Area Public Financing Agency Community Facilities District, Special Tax No.
                           1988-1, FSA-Insured, 5.250% due 9/1/18                                                        2,950,444
   2,875,000   AAA       Santa Ana Financing Authority Lease Revenue, Police Administration & Holding Facility,
                           Series A, MBIA-Insured, 6.250% due 7/1/24                                                     3,406,760
   2,000,000   AAA       South Orange County Public Finance Authority, Special Tax Revenue,
                           Series A, MBIA-Insured, 7.000% due 9/1/10                                                     2,460,660
                         Virgin Islands Public Finance Authority Revenue, Series A:
  10,000,000   BBB-        5.500% due 10/1/18                                                                           10,246,600
   5,000,000   BBB-        Gross Receipts Taxes, Loan Note, 6.500% due 10/1/24                                           5,295,500
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        77,997,880
----------------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


                 9   Smith Barney California Municipals Fund Inc.
                        2002 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                            February 28, 2002
================================================================================

   FACE
  AMOUNT     RATING(a)                                    SECURITY                                                        VALUE
==================================================================================================================================
General Obligation -- 4.2%
                         California State GO:
$  3,000,000   A+          5.375% due 10/1/25                                                                         $  3,050,340
                           Veterans:
     455,000   AA-           Series AL, 9.700% due 4/1/02                                                                  457,830
     725,000   A+            Series AM, 9.000% due 10/1/02                                                                 756,066
   1,000,000   AA-           Series AT, 9.500% due 2/1/10                                                                1,349,320
   2,000,000   AA-           Series AU, 8.400% due 10/1/06                                                               2,391,980
   4,720,000   AAA       Pasadena Unified School District, Series A, FGIC-Insured, 5.000% due 5/1/20                     4,790,564
   1,000,000   Aa1*      San Diego Public Safety Communication Project, 6.650% due 7/15/11                               1,213,880
                         Santa Margarita/Dana Point Authority Revenue, GO:
  20,000,000   AAA         Series A, AMBAC-Insured, 5.125% due 8/1/18                                                   20,588,600
   1,500,000   AAA         Water Improvement Districts 3, 3A, 4 & 4A, Series B, MBIA-Insured, 7.250% due 8/1/14          1,935,375
   4,000,000   AAA       Tahoe Truckee Unified School District Improvement, District No. 1, Series A, FGIC-Insured,
                           5.750% due 8/1/20                                                                             4,647,560
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        41,181,515
----------------------------------------------------------------------------------------------------------------------------------
Hospitals -- 10.4%
   1,500,000   A+        ABAG Finance Authority for Nonprofit Corp., COP, (Rehabilitation Mental Health
                           Services Inc. Project), California Mortgage Insured, 6.550% due 6/1/22                        1,541,190
                         California Health Facilities Financing Authority Revenue:
   2,000,000   A           5.550% due 8/15/25                                                                            2,002,120
   2,500,000   AAA         Catholic Health Facilities, AMBAC-Insured, 5.750% due 7/1/15                                  2,719,400
  12,000,000   A3*         Cedars-Sinai Medical Center, Series A, 6.125% due 12/1/30                                    12,761,760
                           Industrial Health Facilities, Series A:
     705,000   A+            Casa De Las Campanas, 5.500% due 8/1/12                                                       751,904
   2,500,000   A+            Marshall Hospital, 5.250% due 11/1/18                                                       2,559,675
                           Kaiser Permanente:
   3,000,000   AAA           Catholic Healthcare West, MBIA-Insured, 5.125% due 7/1/24                                   3,013,410
   3,500,000   AAA           Series A, FSA-Insured, 5.000% due 6/1/18                                                    3,570,805
   1,750,000   A             Series B, 5.250% due 10/1/14                                                                1,815,713
   5,145,000   AAA         Stanford Health Care, Series A, FSA-Insured, 5.000% due 11/15/18                              5,272,236
                           Sutter Health:
                             Series A:
                               FSA-Insured:
   1,470,000   AAA               5.125% due 8/15/17                                                                      1,518,143
   1,500,000   AAA               5.250% due 8/15/27                                                                      1,528,620
   2,000,000   AAA             MBIA-Insured, 5.000% due 8/15/19                                                          2,030,040
   1,100,000   VMIG 1*       Series B, AMBAC-Insured, 1.250% due 7/1/12 (d)                                              1,100,000
                         California Statewide Community Development Authority Revenue COP:
   4,515,000   AAA         Industrial Health Facilities, Unihealth, Series A, AMBAC-Insured, 5.500% due 10/1/07          5,112,425
  19,000,000   A           Kaiser Permanente, 5.300% due 12/1/15                                                        19,728,080
   1,100,000   A+          Solheim Lutheran Home, 6.500% due 11/1/17                                                     1,211,870
                           St. Joseph's Health System:
   4,125,000   AA-           5.500% due 7/1/14                                                                           4,212,409
   4,000,000   AA-           5.250 % due 7/1/21                                                                          3,994,880
                           Sutter Health Obligated Group, MBIA-Insured:
   3,500,000   AAA           5.500% due 8/15/09                                                                          3,682,105
     500,000   AAA           6.000% due 8/15/25                                                                            545,845

                       See Notes to Financial Statements.


                 10   Smith Barney California Municipals Fund Inc.
                        2002 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                            February 28, 2002
================================================================================

   FACE
  AMOUNT     RATING(a)                                    SECURITY                                                        VALUE
==================================================================================================================================
Hospitals -- 10.4% (continued)
                         Fresno Health Facilities Revenue, Holy Cross Health System Corp.:
$  2,200,000   AA-         5.200% due 12/1/04                                                                         $  2,332,770
   2,435,000   AA-         5.375% due 12/1/06                                                                            2,561,328
   2,000,000   AA-         5.625% due 12/1/15                                                                            2,061,220
   1,000,000   AAA       Modesto Health Facilities Revenue, Memorial Hospital Association, Series B, MBIA-Insured,
                           5.125% due 6/1/17                                                                             1,031,940
   2,000,000   A+        Riverside County Asset Leasing Corp., (Riverside County Hospital Project), Series A,
                           6.375% due 6/1/09                                                                             2,092,040
  10,125,000   A         Torrance Hospital Revenue Bonds, Little County of Mary Hospital, (Escrowed to maturity
                           with U.S. government securities), 6.875% due 7/1/15 (b)                                      10,489,601
     955,000   BB        Valley Health System COP, 6.875% due 5/15/23                                                      902,599
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       102,144,128
----------------------------------------------------------------------------------------------------------------------------------
Housing: Multi-Family -- 2.0%
   1,250,000   AAA       ABAG County, Series 96A, FNMA-Collateralized, 5.700% due 11/1/26                                1,324,487
   1,595,000   Aa2*      California HFA, Home Mortgage Revenue, Series A, 6.625% due 2/1/24 (c)                          1,642,196
   6,000,000   NR        California Statewide Community Development Authority COP, St. Joseph's Health System
                           Group, Series E, FNMA-Collateralized, 6.400% due 6/1/28 (c)                                   6,298,140
   1,740,000   AAA       Riverside County Housing Authority, Multi-Family Housing Revenue, Brandon Place
                           Apartments, Series B, FNMA-Collateralized, 5.625% due 7/1/29 (c)                              1,915,514
     660,000   AA+       San Francisco City & County Redevelopment, Multi-Family Housing Revenue,
                           1045 Mission Apartments, Series C, GNMA-Collateralized, 5.200% due 12/20/17 (c)                 672,540
   1,500,000   Aa1*      San Jose, Multi-Family Timberwood Apartments, Series A, LOC-Wells Fargo Bank,
                           7.500% due 2/1/20                                                                             1,506,195
   3,320,000   AA        Santa Rosa Mortgage Revenue, (Village Square Apartments Project), Series A, FHA-Insured,
                           6.875% due 9/1/27                                                                             3,487,594
   2,755,000   AAA       Victorville Multi-Family Housing Revenue, Wimbledon Apartments, Series A,
                           GNMA-Collateralized, 6.300% due 4/20/31                                                       2,878,259
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        19,724,925
----------------------------------------------------------------------------------------------------------------------------------
Housing: Single-Family -- 3.2%
                         California HFA Revenue Bonds, Home Mortgage:
                           Capital Appreciation:
     350,000   Aa2*          Series 1983-B, FHA-Insured, zero coupon due 8/1/15                                            124,677
     310,000   Aa2*          Series 1984-B, zero coupon due 8/1/16                                                          61,749
   6,625,000   Aa2*          Series E, FHA-Insured, Remarketed 10/16/96, 6.375% due 8/1/27+ (c)                          6,865,355
      10,000   Aa2*        FGIC-Insured, 10.250% due 2/1/14                                                                 10,016
                           Single-Family Mortgage:
   4,325,000   AAA           Issue A-2, FHA-Insured, 6.350% due 8/1/15 (c)                                               4,534,763
   3,120,000   AAA           Series B-3, Class II, MBIA-Insured, 5.375% due 8/1/21 (c)                                   3,169,015
   3,705,000   AAA       California Rural Home Mortgage Financing Authority, Single-Family Mortgage Revenue,
                           Mortgage-Backed Security, Series D, GNMA/FNMA-Collateralized, 6.000%
                           due 12/1/31 (c)                                                                               3,892,621
  10,000,000   AAA       California State Department of Veteran Affairs, Home Purpose Revenue, Series A,
                           AMBAC-Insured, 5.350% due 12/1/27                                                            10,066,300
     290,000   Aaa*      Los Angeles Home Mortgage Revenue Bonds, GNMA-Collateralized,
                           (Second Mortgage Project), 8.100% due 5/1/17                                                    299,292
   1,500,000   AAA       Sacramento County Single-Family Mortgage Revenue, Issue A, GNMA-Collateralized,
                           (Escrowed to maturity with U.S. government securities), 8.000% due 7/1/16 (c)                 2,015,370
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        31,039,158
----------------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


                 11   Smith Barney California Municipals Fund Inc.
                        2002 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                            February 28, 2002
================================================================================

   FACE
  AMOUNT     RATING(a)                                    SECURITY                                                        VALUE
==================================================================================================================================
Miscellaneous -- 15.3%
$  2,000,000   AAA       Anaheim COP, Regular Fixed Option Bonds, MBIA-Insured, 6.200% due 7/16/23                    $  2,175,720
   1,025,000   Baa2*     Azusa COP, (Capital Improvements Refinancing Project), 6.625% due 8/1/13                        1,092,148
                         California State Public Works Board, Lease Revenue:
  10,135,000   AAA         Department of General Services, Mission Valley, Series C,
                             AMBAC-Insured, 5.000% due 3/1/27                                                           10,034,866
                           MBIA-Insured:
   2,500,000   AAA           Department of Corrections, 5.000% due 9/1/21                                                2,524,100
   5,000,000   AAA           Department of Health Services, Series A, 5.750% due 11/1/24                                 5,415,950
   3,000,000   AAA       Contra Costa County COP, (Capital Projects), AMBAC-Insured, 5.250% due 2/1/21                   3,114,120
   3,680,000   AAA       Fontana COP, AMBAC-Insured, 5.000% due 9/1/21                                                   3,714,298
   2,400,000   VMIG 1*   Irvine Improvement Board Act 1915, Assessment District No. 87-8, 1.300% due 9/2/24              2,400,000
   2,000,000   AAA       Los Angeles Convention and Exhibition Center Authority Lease Revenue, Series A,
                           MBIA-Insured, 5.375% due 8/15/18                                                              2,087,480
   3,250,000   AAA       Los Angeles County Community Facilities, District No. 3, Special Tax Refunding, Series A,
                           FSA-Insured, 5.500% due 9/1/14                                                                3,570,872
   5,000,000   AAA       Modesto District COP, Capital Improvement, Series A, FSA-Insured, 5.000% due 7/1/26             4,978,750
   1,675,000   AAA       Orange County 1996 Recovery, COP, Series A, MBIA-Insured, 6.000% due 7/1/26                     1,855,364
   2,000,000   AAA       San Bernadino COP, (Capital Facilities Project), Series B, (Escrowed to maturity with
                           U.S. government securities), 6.875% due 8/1/24                                                2,591,960
  25,000,000   AAA       San Francisco California State Building Authority, Lease Revenue, San Francisco Civic
                           Center, Complex-A, AMBAC-Insured, 5.250% due 12/1/21                                         26,004,000
                         San Francisco City & County COP, San Bruno Jail No. 3, AMBAC-Insured:
  14,000,000   AAA         5.250% due 10/1/26                                                                           14,358,820
  36,195,000   AAA         5.250% due 10/1/33                                                                           37,046,306
     135,000   A3*       San Francisco Downtown Parking, Corporate Parking Revenue Bonds, 6.250% due 4/1/04                143,697
   3,205,000   AAA       San Luis Obispo County, Lopez Dam Improvement Project, Series A, MBIA-Insured,
                           5.375% due 8/1/30                                                                             3,295,349
   4,310,000   Aaa*      San Marcos Public Facilities Authority, Public Facilities Revenue, (Escrowed to
                           maturity with U.S. government securities), zero coupon due 1/1/19                             1,847,352
   5,995,000   AAA       San Ramone COP, (Central Park Project), FSA-Insured, 5.000% due 8/1/24                          5,994,700
   3,460,000   AA-       Santa Barbara County COP, 5.700% due 3/1/11                                                     3,683,412
   5,680,000   AAA       Santa Maria Redevelopment Agency, Town Center Package, FSA-Insured, 5.000%
                           due 6/1/16                                                                                    5,815,922
   2,795,000   AAA       Solano County COP, (Capital Improvement Project), AMBAC-Insured, 5.000%
                           due 11/15/19                                                                                  2,844,108
   4,200,000   AA-       Sonoma County COP, Detention Facilities Improvement Project, 5.000% due 11/15/13                4,352,082
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       150,941,376
----------------------------------------------------------------------------------------------------------------------------------
Pollution Control Revenue -- 1.4%
                         California Financing Authority:
   2,500,000   B3*         Pacific Gas & Electric Co., Series B, 6.350% due 6/1/09 (c)                                   2,479,725
   1,500,000   AA-         San Diego Gas & Electric, Series A, 6.800% due 6/1/15 (c)                                     1,732,155
   9,900,000   BB          Southern California Edison Co., Series B, 6.400% due 12/1/24 (c)                              9,735,858
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        13,947,738
----------------------------------------------------------------------------------------------------------------------------------
Pre-Refunded (e) -- 4.8%
                         California Educational Facilities Authority Revenue:
   1,870,000   Aaa*        Loyola Marymount University, (Call 4/1/04 @ 102), 5.750% due 10/1/24                          2,053,559
   2,500,000   A3*         University of San Diego, (Call 10/1/02 @ 102), 6.500% due 10/1/22                             2,624,225
                         California Health Facilities Financing Authority Revenue:
   1,930,000   NR          Daniel Freeman Hospital, (Call 5/1/05 @ 102), 6.500% due 5/1/20                               2,209,927
   1,450,000   NR          St. Elizabeth Hospital, (Call 11/15/02 @ 102), 6.200% due 11/15/09                            1,528,721
   2,000,000   AAA       California Public Works Board Lease Revenue, Series A, (California State
                           University Project), (Call 10/1/02 @ 102), 6.700% due 10/1/17                                 2,102,840

                       See Notes to Financial Statements.


                 12   Smith Barney California Municipals Fund Inc.
                        2002 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                            February 28, 2002
================================================================================

   FACE
  AMOUNT     RATING(a)                                    SECURITY                                                        VALUE
==================================================================================================================================
Pre-Refunded (e) -- 4.8% (continued)
$  1,405,000   Aaa*      Contra Costa County COP, Merrithew Memorial Hospital, (Call 11/1/02 @ 102),
                           6.500% due 11/1/06                                                                         $  1,481,811
   2,000,000   AAA       Foothill Eastern Corridor Agency, California Toll Revenue, Sr. Lien, Series A,
                           (Call 1/1/07 @ 100), 6.000% due 1/1/34                                                        2,276,080
   1,000,000   AA        Fresno Health Facilities Revenue, Holy Cross Health System, St. Agnes,
                           (Call 6/1/02 @ 102), 6.625% due 6/1/21                                                        1,032,940
   2,500,000   AAA       Inland Empire Solid Waste Authority Revenue, FSA-Insured, (Call 8/1/06 @ 102),
                           6.000% due 8/1/16 (c)                                                                         2,880,350
     450,000   AAA       Los Angeles Convention & Exhibition Center Authority, (Call 12/1/05 @ 100),
                           9.000% due 12/1/20                                                                              555,210
                         Mojave Water Agency, Improvement District, Morongo Basin, (Call 9/1/02 @ 102):
   1,500,000   AAA         6.600% due 9/1/13                                                                             1,569,570
   5,510,000   AAA         6.600% due 9/1/22                                                                             5,765,554
     750,000   A-        Northern California Power Agency, Public Power Revenue, (Geothermal Project No. 3),
                           Series A, (Call 7/1/08 @ 100), 5.000% due 7/1/09                                                813,277
     500,000   AAA       Oceanside COP, AMBAC-Insured, (Call 8/1/02 @ 102), 7.300% due 8/1/21                              522,350
                         Sacramento Municipal Utility District Electric Revenue, Series I, MBIA-Insured,
                           (Call 1/1/04 @ 102):
   2,900,000   AAA         5.750% due 1/1/15                                                                             3,160,507
   1,720,000   AAA         Pre-Refunded 2001, 5.750% due 1/1/15                                                          1,874,508
   1,250,000   AAA       San Diego Community College District, Lease Revenue, MBIA-Insured, (Call 12/1/06
                           @ 102), 6.125% due 12/1/16                                                                    1,467,937
   2,750,000   A2*       San Joaquin County COP, (General Hospital Project 1993), (Call 9/1/03 @ 102),
                           6.250% due 9/1/13                                                                             2,994,117
   8,000,000   AA-       St. Joseph's Health System, (Call 7/1/04 @ 102), 6.625% due 7/1/21                              9,021,360
   1,300,000   AAA       Yolo County Flood Control & Water Conservation District COP, FGIC-Insured,
                           (Call 7/15/03 @ 100), 7.125% due 7/15/15                                                      1,398,488
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        47,333,331
----------------------------------------------------------------------------------------------------------------------------------
Solid Waste -- 2.2%
   2,770,000   AAA       Fresno County Finance Authority, Solid Waste Revenue Bonds,
                           American Avenue Landfill, MBIA-Insured, 5.750% due 5/15/14                                    3,022,125
   5,000,000   AAA       Inland Empire Solid Waste Authority Revenue, FSA-Insured, 6.250% due 8/1/11 (c)                 5,800,000
   2,345,000   BBB       Kings County Waste Management Authority, Solid Waste Revenue, 7.200% due 10/1/14 (c)            2,555,675
   1,000,000   BB        Nevada County COP, 7.500% due 6/1/21                                                            1,022,800
     400,000   VMIG 1*   Orange County Sanitation District COP, AMBAC-Insured, 1.300% due 8/1/16 (d)                       400,000
   4,600,000   AAA       Sacramento County COP, (Public Facilities Project), Solid Waste Facilities, MBIA-Insured,
                           5.250% due 12/1/16                                                                            4,880,646
   4,135,000   Baa2*     South Napa Waste Management Authority Revenue, (Solid Waste Transfer Facilities Project),
                           6.500% due 2/15/14 (c)                                                                        4,417,503
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        22,098,749
----------------------------------------------------------------------------------------------------------------------------------
Tax Allocation -- 3.8%
   2,000,000   AAA       Anaheim Public Finance Authority, Tax Allocation Revenue, Regular Fixed Option Bonds,
                           MBIA-Insured, 6.450% due 12/28/18                                                             2,251,300
   1,000,000   Baa3*     Azusa Redevelopment Agency, Tax Allocation, (Merged Project Area), Series A,
                           6.750% due 8/1/23                                                                             1,053,550
      30,000   AAA       Concord Redevelopment Agency, Tax Allocation, Series 3, MBIA-Insured, 8.000% due 7/1/18            30,583
   6,000,000   AAA       Corona Redevelopment Agency, Tax Allocation, (Redevelopment Project Area A), Series A,
                           FGIC-Insured, 5.500% due 9/1/24                                                               6,261,660

                       See Notes to Financial Statements.


                 13   Smith Barney California Municipals Fund Inc.
                        2002 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                            February 28, 2002
================================================================================

   FACE
  AMOUNT     RATING(a)                                    SECURITY                                                        VALUE
==================================================================================================================================
Tax Allocation -- 3.8% (continued)
$  1,000,000   AAA       El Centro Redevelopment Tax Allocation, MBIA-Insured, 6.375% due 11/1/17                     $  1,149,760
   2,160,000   AAA       Fontana Public Finance Authority, Tax Allocation, MBIA-Insured, Series A, 5.000%
                           due 9/1/20                                                                                    2,177,237
   3,275,000   BBB+      Garden Grove Community Development Agency, Tax Allocation, (Garden Grove
                           Community Project), 5.700% due 10/1/08                                                        3,449,852
                         Hawthorne Community Redevelopment Agency, Tax Allocation, (Project Area 2),
                           (Partially Pre-Refunded-- Escrowed with U.S. government securities to 9/1/04
                           Call @ 102):
   2,000,000   Baa2*         6.625% due 9/1/14 (b)                                                                       2,178,380
   2,100,000   Baa2*         6.700% due 9/1/20 (b)                                                                       2,245,215
   2,500,000   AAA       La Quinta Redevelopment Agency, Tax Allocation, Redevelopment Project Area No. 1,
                           AMBAC-Insured, 5.100% due 9/1/31                                                              2,508,625
   3,500,000   AAA       Livermore Redevelopment Agency, Tax Allocation Revenue, Livermore Redevelopment
                           Project Area, Series A, MBIA-Insured, 5.000% due 8/1/26                                       3,485,160
                         Rancho Cucamonga Redevelopment Agency, Tax Allocation, (Rancho Redevelopment
                           Project):
   2,500,000   AAA         FSA-Insured, 5.250% due 9/1/20                                                                2,595,325
                           MBIA-Insured:
   2,445,000   AAA           5.250% due 9/1/16                                                                           2,589,475
   1,000,000   AAA           5.250% due 9/1/26                                                                           1,025,950
   2,000,000   AAA       San Jose Redevelopment Agency, Tax Allocation, (Merged Area Redevelopment Project),
                           MBIA-Insured, 5.250% due 8/1/16                                                               2,080,560
   2,000,000   AAA       Vista Community Development, Tax Allocation Revenue, Vista Redevelopment Project Area,
                           MBIA-Insured, 5.250% due 9/1/15                                                               2,083,960
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        37,166,592
----------------------------------------------------------------------------------------------------------------------------------
Transportation -- 5.3%
   1,250,000   AAA       Fresno Airport Revenue, Series A, FSA-Insured, 5.500% due 7/1/30                                1,318,900
   2,000,000   AAA       Los Angeles County Metropolitan Transportation Authority, Sales Tax Allocation,
                           Series A, MBIA-Insured, 5.625% due 7/1/18                                                     2,096,540
   2,000,000   A3*       Port of Oakland Special Facilities Revenue, Series A, 6.750% due 1/1/12 (c)                     2,052,520
   9,000,000   AAA       Sacramento County Airport System Revenue, Series A, MBIA-Insured, 5.900% due 7/1/24 (c)         9,693,090
     400,000   A1*       Sacramento Regional Transportation District COP, Series A, 6.400% due 3/1/03                      417,596
   3,000,000   AAA       San Francisco Airport Community International Corp., Lease Revenue, FGIC-Insured,
                           6.500% due 5/1/19 (c)                                                                         3,250,620
     160,000   AAA       San Francisco Airport Improvement Corp., Lease Revenue, (Escrowed to maturity
                           with U.S. government securities), 8.000% due 7/1/13                                             199,299
                         San Francisco Bay Area, Rapid Transportation District Sales Tax Revenue, AMBAC-Insured:
  15,270,000   AAA         5.000% due 7/1/28                                                                            15,158,376
  15,000,000   AAA         5.000% due 7/1/31                                                                            14,862,150
                         San Jose Airport Revenue Bonds, FGIC-Insured:
     200,000   AAA         5.400% due 3/1/04 (c)                                                                           210,548
   1,500,000   AAA         5.500% due 3/1/07 (c)                                                                         1,569,465
   1,250,000   A2*       Santa Barbara COP, (Harbor Reference Project), 6.750% due 10/1/27                               1,297,137
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        52,126,241
----------------------------------------------------------------------------------------------------------------------------------
Utilities -- 5.1%
                         Los Angeles Water & Power Revenue:
     500,000   VMIG 1*     Subseries B-3, 1.250% due 7/1/34                                                                500,000
     800,000   VMIG 1*     Subseries B-6, 1.250% due 7/1/34                                                                800,000
     200,000   VMIG 1*   M-S-R Public Power Agency, San Juan Project Revenue, Sub. Lien, Series F, MBIA-Insured,
                           1.250% due 7/1/22                                                                               200,000
     360,000   A-        Northern California Power Agency, Public Power Refunding, Geothermal Project No. 3,
                           Series A, 5.000% due 7/1/09                                                                     362,092

                       See Notes to Financial Statements.


                 14   Smith Barney California Municipals Fund Inc.
                        2002 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                            February 28, 2002
================================================================================

   FACE
  AMOUNT     RATING(a)                                    SECURITY                                                        VALUE
==================================================================================================================================
Utilities -- 5.1% (continued)
                         Puerto Rico Electric Power Authority, Power Revenue, FSA-Insured:
$ 14,435,000   AAA         Series HH, 5.250% due 7/1/29                                                               $ 14,678,663
  10,000,000   AAA         Series II, 5.125% due 7/1/26                                                                 10,115,000
   2,000,000   AAA       Redding Electric System Revenue COP, Regular Linked SAVRS & RIBS, MBIA-Insured,
                           6.368% due 7/1/22                                                                             2,333,740
                         Sacramento Municipal Utility District Electric Revenue:
   4,500,000   AAA         Series D, MBIA-Insured, 5.250% due 11/15/20                                                   4,613,400
   3,000,000   A           Series E, 5.700% due 5/15/12                                                                  3,143,010
   6,000,000   AAA         Series N, MBIA-Insured, 5.000% due 8/15/28                                                    5,956,320
     805,000   AAA         Un-Refunded Balance-2001, Series I, MBIA-Insured, 5.750% due 1/1/15                             853,252
   5,000,000   AAA       Southern California Public Power Authority, Power Project Revenue, (Mead Adelanto
                           Project),Series A, AMBAC-Insured, 5.000% due 7/1/17                                           5,087,050
   1,960,000   BBB-      Trinity County Public Utility District COP, Electric District Facilities,
                           6.750% due 4/1/23 (c)                                                                         2,041,262
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        50,683,789
----------------------------------------------------------------------------------------------------------------------------------
Water and Sewer -- 18.8%
   1,240,000   AAA       Anaheim Public Financing Authority Revenue, Water Utility, (Lenain Filtration Project),
                           FGIC-Insured, 5.250% due 10/1/19                                                              1,274,212
                         California State Department of Water, Central Valley Project Revenue:
   2,000,000   AA          Series L, 5.500% due 12/1/23                                                                  2,072,480
   1,000,000   AA          Series O, 5.000% due 12/1/22                                                                  1,002,850
   5,000,000   AA          Series S, 5.000% due 12/1/19                                                                  5,056,650
  11,000,000   AA          Series U, 5.000% due 12/1/29                                                                 10,836,760
                         Castaic Lake Water Revenue, COP, (Water System Improvement Project),
                           AMBAC-Insured:
   7,270,000   AAA         5.250% due 8/1/19                                                                             7,596,060
   7,615,000   AAA         5.125% due 8/1/30                                                                             7,674,092
   6,000,000   AAA       Clovis Sewer Revenue Refunding, MBIA-Insured, 5.200% due 8/1/28                                 6,081,240
   4,000,000   AAA       Cucamonga County Water District, COP, FGIC-Insured, 5.125% due 9/1/31                           4,037,160
                         East Bay Municipal Utility District, FGIC-Insured:
  11,440,000   AAA         Wastewater Treatment Systems Revenue, 5.000% due 6/1/26                                      11,391,380
   8,400,000   AAA         Water Systems Revenue, 5.000% due 6/1/26                                                      8,364,300
                         Eastern Municipal Water District COP, Water & Sewer Revenue, Series A:
                           FGIC-Insured:
   1,000,000   AAA           6.750% due 7/1/12                                                                           1,235,400
   1,000,000   AAA           5.375% due 7/1/13                                                                           1,070,410
  17,750,000   AAA         MBIA-Insured, 5.250% due 7/1/23                                                              18,257,828
   1,900,000   AAA       El Centro Financing Authority, Water & Wastewater Revenue, Series A, AMBAC-
                           Insured, 5.125% due 10/1/27                                                                   1,915,941
  12,000,000   AAA       Livermore-Amador Valley Water Management Agency, Sewer Revenue, Series A,
                           AMBAC-Insured, 5.000% due 8/1/31                                                             11,880,840
   2,430,000   AAA       Los Angeles Wastewater System Revenue, Series A, MBIA-Insured, 5.700% due 6/1/09                2,575,946
                         Metropolitan Water District, Southern California Waterworks Revenue:
                           Series A:
   1,000,000   AA            5.000% due 7/1/18                                                                           1,022,670
  13,900,000   AA            4.750% due 7/1/22                                                                          13,493,286
  13,150,000   AA            5.000% due 7/1/26                                                                          13,003,114
  12,430,000   AAA           MBIA-Insured, 5.000% due 7/1/30                                                            12,317,508
   4,500,000   AA          Series C, 5.250% due 7/1/16                                                                   4,777,470
   1,925,000   AAA       Morgan Hill COP, FSA-Insured, 5.125% due 6/1/21                                                 1,963,904
   4,560,000   AAA       Pittsburg Public Finance Authority, Wastewater Revenue, Series A, FGIC-Insured,
                           5.375% due 6/1/22                                                                             4,706,741

                       See Notes to Financial Statements.


                 15   Smith Barney California Municipals Fund Inc.
                        2002 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                            February 28, 2002
================================================================================

   FACE
  AMOUNT     RATING(a)                                    SECURITY                                                        VALUE
==================================================================================================================================
Water and Sewer -- 18.8% (continued)
$  6,575,000   AAA       Placer County Water Revenue, COP, (Capital Improvement Projects), AMBAC-Insured,
                           5.500% due 7/1/29                                                                          $  6,943,989
                         Pomona Public Financing Authority:
   2,500,000   AAA         Series AA, (Water Facilities Project), FSA-Insured, 5.000% due 5/1/29                         2,481,475
   2,855,000   AAA         Series Q, MBIA-Insured, 5.750% due 12/1/15                                                    3,128,281
   1,000,000   AAA       Redding Joint Powers Financing Authority, Wastewater Revenue, Series A, FGIC-Insured,
                           5.500% due 12/1/18                                                                            1,031,290
   2,500,000   AAA       Sacramento County Sanitation District Financing Authority Revenue Refunding,
                           AMBAC-Insured, 5.000% due 12/1/27                                                             2,485,475
   6,875,000   AAA       San Diego PFA, Sewer Revenue, FGIC-Insured, 5.000% due 5/15/20                                  6,937,081
                         Sunnyvale Financing Authority, Water & Wastewater Revenue, AMBAC-Insured:
   2,820,000   AAA         5.000% due 10/1/22                                                                            2,845,521
   1,795,000   AAA         5.000% due 10/1/26                                                                            1,787,389
   4,350,000   AAA       Vallejo Parity Revenue Refunding, Water Improvement Project, Series A,
                           FSA-Insured, 5.250% due 5/1/29                                                                4,428,822
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       185,677,565
----------------------------------------------------------------------------------------------------------------------------------
                         TOTAL INVESTMENTS -- 100%
                         (Cost -- $899,966,593**)                                                                     $985,359,392
==================================================================================================================================

(a) All ratings are by Standard & Poor's Ratings Service, except for those which are identified by an asterisk (*), are rated by Moody's Investors Service, Inc.
(b) Bonds are escrowed to maturity with U.S. government securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.
(c) Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.
(d) Variable rate obligation payable at par on demand at any time on no more than seven days notice.
(e) Pre-Refunded bonds are escrowed with U.S. government securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

+ All or a portion of this security has been segregated for open purchase commitments and/or futures contracts commitments.

**    Aggregate cost for Federal income tax purposes is substantially the same.

      See pages 17 and 18 for definitions of ratings and certain security descriptions.

                       See Notes to Financial Statements.


                 16   Smith Barney California Municipals Fund Inc.
                        2002 Annual Report to Shareholders

================================================================================
Bond Ratings (unaudited)
================================================================================

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "BB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA    -- Bonds rated "AAA"' have the highest rating assigned by Standard &
          Poor's. Capacity to pay interest and repay principal is extremely strong.

AA     -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A      -- Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB    -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debts in this category than in higher rated categories.

BB     -- Bonds rated "BB" have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

Moody's Investors Service, Inc. ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "B", where 1 is the highest and 3 the lowest rating within its generic category.

Aaa    -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of these bonds.

Aa     -- Bonds rated "Aa" are judged to be of high quality by all standards.
          Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in "Aaa" securities.

A      -- Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa    -- Bonds rated "Baa" are considered to be medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba     -- Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B      -- Bonds rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payment or of maintenance of other terms of the contract over any long period of time may be small.

NR     -- Indicates that the bond is not rated by Standard & Poor's or Moody's.


                 17   Smith Barney California Municipals Fund Inc.
                        2002 Annual Report to Shareholders

================================================================================
Short-Term Security Ratings (unaudited)
================================================================================

SP-1   -- Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1    -- Standard & Poor's highest commercial paper and variable-rate demand obligation ("VRDO") rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 -- Moody's highest rating for issues having a demand feature -- VRDO.

P-1    -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

================================================================================
Security Descriptions (unaudited)
================================================================================

ABAG       -- Association of Bay Area Governments
AIG        -- American International Guaranty
AMBAC      -- AMBAC Indemnity Corporation
BAN        -- Bond Anticipation Notes
BIG        -- Bond Investors Guaranty
CGIC       -- Capital Guaranty Insurance Company
CHFCLI     -- California Health Facility Construction Loan Insurance
CONNIE LEE -- College Construction Loan Insurance Association
COP        -- Certificate of Participation
EDA        -- Economic Development Authority
ETM        -- Escrowed To Maturity
FAIRS      -- Floating Adjustable Interest Rate Securities
FGIC       -- Financial Guaranty Insurance Company
FHA        -- Federal Housing Administration
FHLMC      -- Federal Home Loan Mortgage Corporation
FNMA       -- Federal National Mortgage Association
FRTC       -- Floating Rate Trust Certificates
FSA        -- Financial Security Assurance
GIC        -- Guaranteed Investment Contract
GNMA       -- Government National Mortgage Association
GO         -- General Obligation
HDC        -- Housing Development Corporation
HFA        -- Housing Finance Authority
IDA        -- Industrial Development Agency
IDB        -- Industrial Development Board
IDR        -- Industrial Development Revenue
INFLOS     -- Inverse Floaters
ISD        -- Independent School District
LOC        -- Letter of Credit
MBIA       -- Municipal Bond Investors Assurance Corporation
MVRICS     -- Municipal Variable Rate Inverse Coupon Security
PCR        -- Pollution Control Revenue
PFA        -- Public Financing Authority
PSFG       -- Permanent School Fund Guaranty
RAN        -- Revenue Anticipation Notes
RIBS       -- Residual Interest Bonds
SAVRS      -- Select Auction Variable Rate Securities
TAN        -- Tax Anticipation Notes
TECP       -- Tax Exempt Commercial Paper
TOB        -- Tender Option Bonds
TRAN       -- Tax and Revenue Anticipation Notes
SYCC       -- Structured Yield Curve Certificate
VA         -- Veterans Administration
VRDD       -- Variable Rate Daily Demand
VRWE       -- Variable Rate Wednesday Demand


                 18   Smith Barney California Municipals Fund Inc.
                        2002 Annual Report to Shareholders

================================================================================
Statement of Assets and Liabilities                            February 28, 2002
================================================================================

ASSETS:
  Investments, at value (Cost -- $899,966,593)                        $ 985,359,392
  Cash                                                                       76,047
  Interest receivable                                                    11,637,686
  Receivable for securities sold                                          1,603,803
  Receivable for Fund shares sold                                         1,060,000
-----------------------------------------------------------------------------------
  Total Assets                                                          999,736,928
-----------------------------------------------------------------------------------

LIABILITIES:
  Payable for securities purchased                                       21,976,405
  Distribution fees payable                                                 296,423
  Payable for Fund shares purchased                                         293,681
  Investment advisory fee payable                                           235,042
  Administration fee payable                                                147,668
  Accrued expenses                                                           79,162
-----------------------------------------------------------------------------------
  Total Liabilities                                                      23,028,381
-----------------------------------------------------------------------------------
Total Net Assets                                                      $ 976,708,547
===================================================================================

NET ASSETS:
  Par value of capital shares                                         $      57,696
  Capital paid in excess of par value                                   908,304,939
  Undistributed net investment income                                     1,251,830
  Accumulated net realized loss from security transactions              (18,298,717)
  Net unrealized appreciation of investments                             85,392,799
-----------------------------------------------------------------------------------
Total Net Assets                                                      $ 976,708,547
===================================================================================

Shares Outstanding:
  Class A                                                                44,129,360
  ---------------------------------------------------------------------------------
  Class B                                                                10,047,398
  ---------------------------------------------------------------------------------
  Class L                                                                 3,518,764
  ---------------------------------------------------------------------------------

Net Asset Value:
  Class A (and redemption price)                                      $       16.93
  ---------------------------------------------------------------------------------
  Class B *                                                           $       16.92
  ---------------------------------------------------------------------------------
  Class L **                                                          $       16.90
  ---------------------------------------------------------------------------------

Maximum Public Offering Price Per Share:
  Class A (net asset value plus 4.17% of net asset value per share)   $       17.64
  ---------------------------------------------------------------------------------
  Class L (net asset value plus 1.01% of net asset value per share)   $       17.07
===================================================================================

* Redemption price is NAV of Class B shares reduced by a 4.50% CDSC if shares are redeemed within one year from initial purchase (See Note 3).

** Redemption price is NAV of Class L shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.

                       See Notes to Financial Statements.


                 19   Smith Barney California Municipals Fund Inc.
                        2002 Annual Report to Shareholders

================================================================================
Statement of Operations                     For the Year Ended February 28, 2002
================================================================================

INVESTMENT INCOME:
  Interest                                                                      $ 49,876,259
--------------------------------------------------------------------------------------------

EXPENSES:
  Investment advisory fee (Note 3)                                                 2,793,411
  Distribution fees (Note 3)                                                       2,564,917
  Administration fee (Note 3)                                                      1,776,047
  Shareholder and system servicing fees                                              168,175
  Shareholder communications                                                          44,166
  Audit and legal                                                                     40,886
  Custody                                                                             40,725
  Directors' fees                                                                     31,714
  Registration fees                                                                   31,486
  Pricing fees                                                                        29,439
  Other                                                                               13,984
--------------------------------------------------------------------------------------------
  Total Expenses                                                                   7,534,950
--------------------------------------------------------------------------------------------
Net Investment Income                                                             42,341,309
--------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTE 4):
  Realized Gain From Security Transactions (excluding short-term securities):
    Proceeds from sales                                                          197,088,083
    Cost of securities sold                                                      196,500,772
--------------------------------------------------------------------------------------------
  Net Realized Gain                                                                  587,311
--------------------------------------------------------------------------------------------
  Increase in Net Unrealized Appreciation (Note 1)                                11,578,634
--------------------------------------------------------------------------------------------
Net Gain on Investments                                                           12,165,945
--------------------------------------------------------------------------------------------
Increase in Net Assets From Operations                                          $ 54,507,254
============================================================================================

                       See Notes to Financial Statements.


                 20   Smith Barney California Municipals Fund Inc.
                        2002 Annual Report to Shareholders

================================================================================
================================================================================
Statements of Changes in Net Assets             For the Years Ended February 28,
================================================================================

                                                                                 2002             2001
===========================================================================================================
OPERATIONS:
  Net investment income                                                     $  42,341,309    $  41,985,760
  Net realized gain                                                               587,311        3,272,446
  Increase in net unrealized appreciation                                      11,578,634       73,593,473
-----------------------------------------------------------------------------------------------------------
  Increase in Net Assets From Operations                                       54,507,254      118,851,679
-----------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE2):
  Net investment income                                                       (42,026,185)     (41,362,242)
-----------------------------------------------------------------------------------------------------------
  Decrease in Net Assets From Distributions to Shareholders                   (42,026,185)     (41,362,242)
-----------------------------------------------------------------------------------------------------------

FUND SHARE TRANSACTIONS (NOTE 6):
  Net proceeds from sale of shares                                            201,616,611      152,245,199
  Net asset value of shares issued in connection with the transfer of the
    Greenwich Street California Municipal Fund's net assets (Note 7)           50,982,480               --
  Net asset value of shares issued for reinvestment of dividends               22,421,870       22,843,162
  Cost of shares reacquired                                                  (242,989,216)    (183,870,426)
-----------------------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets From Fund Share Transactions               32,031,745       (8,782,065)
-----------------------------------------------------------------------------------------------------------
Increase in Net Assets                                                         44,512,814       68,707,372

NET ASSETS:
  Beginning of year                                                           932,195,733      863,488,361
-----------------------------------------------------------------------------------------------------------
  End of year*                                                              $ 976,708,547    $ 932,195,733
===========================================================================================================
* Includes undistributed net investment income of:                          $   1,251,830    $     712,034
===========================================================================================================

                       See Notes to Financial Statements.


                 21   Smith Barney California Municipals Fund Inc.
                        2002 Annual Report to Shareholders

================================================================================
Notes to Financial Statements
================================================================================

1. Significant Accounting Policies

Smith Barney California Municipals Fund Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities are valued at the mean between the quoted bid and asked prices as provided by an independent pricing service; (c) securities maturing within 60 days are valued at cost plus accreted discount or minus amortized premium, which approximates value; (d) gains or losses on the sale of securities are calculated using the specific identification method; (e) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (f) direct expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; (h) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. At February 28, 2002, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, portions of accumulated net realized gain amounting to $94,090 and undistributed net investment income amounting to $356,478 have been reclassified to paid-in-capital. Net investment income, net realized gains and net assets were not affected by this adjustment; and (j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

In November 2000, the American Institute of Certified Public Accountants ("AICPA") issued a revised Audit and Accounting Guide for Investment Companies ("Guide"). This revised version is effective for financial statements issued for fiscal years beginning after December 15, 2000. The revised Guide requires the Fund to amortize premium and accrete all discounts on all fixed-income securities. The Fund adopted this requirement effective March 1, 2001. This change does not affect the Fund's net asset value, but does change the classification of certain amounts in the statement of operations. For the year ended February 28, 2002, interest income increased by $678,683 and the change in net unrealized appreciation of investments decreased by $678,683. In addition, the Fund recorded adjustments to increase the cost of securities and increase accumulated undistributed net investment income by $581,150 to reflect the cumulative effect of this change up to the date of the adoption.

2. Exempt-Interest Dividends and Other Distributions

The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from Federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund.

Capital gains distributions, if any, are taxable to shareholders, and are declared and paid at least annually.


                 22   Smith Barney California Municipals Fund Inc.
                        2002 Annual Report to Shareholders

================================================================================
Notes to Financial Statements (continued)
================================================================================

3.    Investment Advisory Agreement, Administration Agreement and Other
      Transactions

Smith Barney Fund Management LLC ("SBFM"), a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), which, in turn, is a subsidiary of Citigroup Inc. ("Citigroup"), acts as investment advisor to the Fund. The Fund pays SBFM an advisory fee calculated at an annual rate of 0.30% of the average daily net assets. The investment advisory fee is calculated daily and paid monthly.

SBFM also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets up to $500 million and 0.18% of the average daily net assets in excess of $500 million. This fee is calculated daily and paid monthly.

Travelers Bank & Trust, fsb. ("TB&T"), formerly known as Citi Fiduciary Trust Company, another subsidiary of Citigroup, acts as the Fund's transfer agent and PFPC Global Fund Services ("PFPC") acts as the Fund's sub-transfer agent. TB&T receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by TB&T. For the year ended February 28, 2002, the Fund paid transfer agent fees of $153,779 to TB&T.

Salomon Smith Barney Inc. ("SSB") and PFSDistributors, Inc., both of which are subsidiaries of Citigroup, act as the Fund's distributors. In addition, SSB acts as the primary broker for the Fund's portfolio agency transactions. Certain other broker-dealers, continue to sell Fund shares to the public as members of the selling group.

There are maximum initial sales charges of 4.00% and 1.00% for Class A and L shares, respectively. There is a contingent deferred sales charge ("CDSC") of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. In addition, Class A shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the year ended February 28, 2002, SSB received sales charges of approximately $907,000 and $125,000 on sales of the Fund's Class A and L shares, respectively. In addition, for the year ended February 28, 2002, CDSCs paid to SSB were approximately:

                                          Class A        Class B         Class L
================================================================================
CDSCs                                     $34,000       $171,000         $13,000
================================================================================

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to its Class A, B and L shares calculated at an annual rate of 0.15% of the average daily net assets for each respective class. In addition, the Fund pays a distribution fee with respect to its Class B and L shares calculated at an annual rate of 0.50% and 0.55% of the average daily net assets of each class, respectively.


                 23   Smith Barney California Municipals Fund Inc.
                        2002 Annual Report to Shareholders

================================================================================
Notes to Financial Statements (continued)
================================================================================

For the year ended February 28, 2002, total Distribution Plan fees incurred were:

                                           Class A         Class B       Class L
================================================================================
Distribution Plan Fees                   $1,054,465      $1,126,662     $383,790
================================================================================

All officers and one Director of the Fund are employees of Citigroup or its affiliates.

4. Investments

During the year ended February 28, 2002, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                           $240,205,029
--------------------------------------------------------------------------------
Sales                                                                197,088,083
================================================================================

At February 28, 2002, aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

================================================================================
Gross unrealized appreciation                                       $85,920,342
Gross unrealized depreciation                                          (527,543)
--------------------------------------------------------------------------------
Net unrealized appreciation                                         $85,392,799
================================================================================

5. Futures Contracts

Initial margin deposits made upon entering into futures contracts are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of)the closing transactions and the Fund's basis in the contract.

The Fund enters into such contracts to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts).

At February 28, 2002, the Fund did not hold any futures contracts.


                 24   Smith Barney California Municipals Fund Inc.
                        2002 Annual Report to Shareholders

================================================================================
Notes to Financial Statements (continued)
================================================================================

6. Capital Shares

At February 28, 2002, the Fund had 500 million shares of $0.001 par value capital stock authorized. The Fund has the ability to establish multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares.

At February 28, 2002, total paid-in capital amounted to the following for each class:

                                     Class A          Class B         Class L
================================================================================
Total Paid-in Capital             $684,070,873     $165,360,014     $58,931,748
================================================================================

Transactions in shares of each class were as follows:

                                                                  Year Ended                          Year Ended
                                                              February 28, 2002                   February 28, 2001
                                                        -----------------------------      ----------------------------
                                                           Shares          Amount            Shares          Amount
=======================================================================================================================
Class A
Shares sold                                               9,416,493    $ 158,033,605        7,317,335    $ 120,274,380
Net asset value of shares issued in connection with
  the transfer of Greenwich Street California
  Municipal Fund's net assets (Note 7)                    3,013,079       50,982,480               --               --
Shares issued on reinvestment                             1,020,525       17,108,860        1,064,729       17,131,132
Shares reacquired                                       (11,098,583)    (186,056,352)      (7,697,509)    (124,331,781)
-----------------------------------------------------------------------------------------------------------------------
Net Increase                                              2,351,514    $  40,068,593          684,555    $  13,073,731
=======================================================================================================================
Class B
Shares sold                                               1,746,892    $  29,357,451        1,130,753    $  18,364,220
Shares issued on reinvestment                               222,952        3,733,398          273,871        4,396,426
Shares reacquired                                        (2,905,565)     (48,658,273)      (3,243,978)     (52,214,529)
-----------------------------------------------------------------------------------------------------------------------
Net Decrease                                               (935,721)   $ (15,567,424)      (1,839,354)   $ (29,453,883)
=======================================================================================================================
Class L
Shares sold                                                 847,236    $  14,225,555          829,545    $  13,606,599
Shares issued on reinvestment                                94,359        1,579,612           81,282        1,306,791
Shares reacquired                                          (493,284)      (8,274,591)        (368,147)      (5,883,931)
-----------------------------------------------------------------------------------------------------------------------
Net Increase                                                448,311    $   7,530,576          542,680    $   9,029,459
=======================================================================================================================
Class Y*
Shares issued on reinvestment                                    --               --              564    $       8,813
Shares reacquired                                                --               --          (75,289)      (1,440,185)
-----------------------------------------------------------------------------------------------------------------------
Net Decrease                                                     --               --          (74,725)   $  (1,431,372)
=======================================================================================================================

*  On May 2, 2000, Class Y shares were fully redeemed.


                 25   Smith Barney California Municipals Fund Inc.
                        2002 Annual Report to Shareholders

================================================================================
Notes to Financial Statements (continued)
================================================================================

7. Transfer of Net Assets

On January 18, 2002, the Fund acquired the assets and certain liabilities of the Greenwich Street California Municipal Fund pursuant to a plan of reorganization approved by Greenwich Street California Muncipal Fund shareholders on January 14, 2002. Total Class A shares issued by the Fund, the total net assets of the Greenwich Street California Municipal Fund and total net assets of the Fund on the date of the transfer were as follows:

                                              Class A Shares Issued             Total Net Assets of the             Total Net Assets
Acquired Portfolio                                 by the Fund         Greenwich Street California Muncipal Fund       of the Fund
====================================================================================================================================
Greenwich Street California Municipal Fund          3,013,079                         $50,982,480                     $925,778,885
====================================================================================================================================

The total net assets of the Greenwich Street California Municipal Fund before acquisition included unrealized appreciation of $8,200,190, accumulated net realized loss of $94,090 and undistributed net investment loss of $5,384. Total net assets of the Fund immediately after the transfer were $976,761,365. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

8. Capital Loss Carryforward

At February 28, 2002, the Fund had, for Federal income tax purposes, capital loss carryforwards of approximately $18,300,000 available, subject to certain limitations, to offset future capital gains. To the extent that these capital carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.

The amount and expiration of the carryforwards are indicated below. Expiration occurs at the end of February of the year indicated:

                                       2007             2008             2009
================================================================================
Carryforward Amounts                $2,336,000       $11,079,000      $4,885,000
================================================================================

9. Concentration of Credit

The Fund primarily invests in debt obligations issued by the State of California and local governments in the State of California, its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Fund is more susceptible to factors adversely affecting issuers of California municipal securities than is a municipal bond fund that is not concentrated in these issuers to the same extent.


                 26   Smith Barney California Municipals Fund Inc.
                        2002 Annual Report to Shareholders

================================================================================
Financial Highlights
================================================================================

For a share of each class of capital stock outstanding throughout each year ended February 28, unless otherwise noted:

Class A Shares                                  2002(1)        2001(1)      2000(1)(2)          1999(1)         1998
======================================================================================================================
Net Asset Value, Beginning of Year             $  16.70       $  15.28       $  16.93          $  16.99       $  16.26
----------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income(3)                         0.79           0.79           0.78              0.77           0.82
  Net realized and unrealized gain (loss)(3)       0.22           1.41          (1.67)             0.07           0.98
----------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                1.01           2.20          (0.89)             0.84           1.80
----------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                           (0.78)         (0.78)         (0.76)            (0.78)         (0.84)
  In excess of net investment income                 --             --             --             (0.02)            --
  Net realized gains                                 --             --             --             (0.10)         (0.23)
----------------------------------------------------------------------------------------------------------------------
Total Distributions                               (0.78)         (0.78)         (0.76)            (0.90)         (1.07)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                   $  16.93       $  16.70       $  15.28          $  16.93       $  16.99
----------------------------------------------------------------------------------------------------------------------
Total Return                                       6.20%         14.70%         (5.36)%            5.02%         11.44%
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (millions)             $    747       $    698       $    628          $    769       $    664
----------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                         0.68%          0.68%          0.70%             0.68%          0.70%
  Net investment income(3)                         4.68           4.91           4.99              4.53           4.97
----------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              21%            29%            29%               13%            43%
======================================================================================================================

Class B Shares                                  2002(1)        2001(1)      2000(1)(2)          1999(1)         1998
======================================================================================================================
Net Asset Value, Beginning of Year             $  16.69       $  15.28       $  16.93          $  16.98       $  16.25
----------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income(4)                         0.69           0.70           0.70              0.68           0.74
  Net realized and unrealized gain (loss)(4)       0.24           1.41          (1.68)             0.08           0.98
----------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                0.93           2.11          (0.98)             0.76           1.72
----------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                           (0.70)         (0.70)         (0.67)            (0.69)         (0.76)
  In excess of net investment income                 --             --             --             (0.02)            --
  Net realized gains                                 --             --             --             (0.10)         (0.23)
----------------------------------------------------------------------------------------------------------------------
Total Distributions                               (0.70)         (0.70)         (0.67)            (0.81)         (0.99)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                   $  16.92       $  16.69       $  15.28          $  16.93       $  16.98
----------------------------------------------------------------------------------------------------------------------
Total Return                                       5.69%         14.06%         (5.87)%            4.56%         10.88%
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (millions)             $    170       $    183       $    196          $    247       $    216
----------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                         1.20%          1.19%          1.22%             1.20%          1.21%
  Net investment income(4)                         4.14           4.39           4.47              4.02           4.45
----------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              21%            29%            29%               13%            43%
======================================================================================================================

(1) Per share amounts have been calculated using the monthly average shares method.
(2)   For the year ended February 29, 2000.
(3)   Without the adoption of the change in the accounting change discussed in
      Note 1, for the year ended February 28, 2002, those amounts would have been $0.77, $0.24 and 4.61% for net investment income, net realized and unrealized gain and ratio of net investment income to average net assets, respectively. Per share, ratios and supplemental data for the periods prior to March 1, 2001 have not been restated to reflect this change in presentation.

(4)   Without the adoption of the change in the accounting change discussed in
      Note 1, for the year ended February 28, 2002, those amounts would have been $0.68, $0.25 and 4.07% for net investment income, net realized and unrealized gain and ratio of net investment income to average net assets, respectively. Per share, ratios and supplemental data for the periods prior to March 1, 2001 have not been restated to reflect this change in presentation.


                 27   Smith Barney California Municipals Fund Inc.
                        2002 Annual Report to Shareholders

================================================================================
Financial Highlights (continued)
================================================================================

For a share of each class of capital stock outstanding throughout each year ended February 28, unless otherwise noted:

Class L Shares                                  2002(1)        2001(1)       2000(1)(2)        1999(1)(3)          1998
=========================================================================================================================
Net Asset Value, Beginning of Year             $  16.68       $  15.26       $  16.91          $  16.97          $  16.24
-------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income(4)                         0.69           0.69           0.69              0.67              0.73
  Net realized and unrealized gain (loss)(4)       0.22           1.42          (1.68)             0.07              0.98
-------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                0.91           2.11          (0.99)             0.74              1.71
-------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                           (0.69)         (0.69)         (0.66)            (0.68)            (0.75)
  In excess of net investment income                 --             --             --             (0.02)               --
  Net realized gains                                 --             --             --             (0.10)            (0.23)
-------------------------------------------------------------------------------------------------------------------------
Total Distributions                               (0.69)         (0.69)         (0.66)            (0.80)            (0.98)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                   $  16.90       $  16.68       $  15.26          $  16.91          $  16.97
-------------------------------------------------------------------------------------------------------------------------
Total Return                                       5.59%         14.09%         (5.92)%            4.45%            10.83%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (millions)             $     60       $     51       $     38          $     48          $     32
-------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                         1.25%          1.24%          1.28%             1.24%             1.26%
  Net investment income(4)                         4.12           4.34           4.41              3.97              4.39
-------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              21%            29%            29%               13%               43%
=========================================================================================================================

(1) Per share amounts have been calculated using the monthly average shares method.
(2)   For the year ended February 29, 2000.
(3)   On June 12, 1998, Class C shares were renamed Class L shares.
(4)   Without the adoption of the change in the accounting change discussed in
      Note 1, for the year ended February 28, 2002, those amounts would have been $0.68, $0.23 and 4.05% for net investment income, net realized and unrealized gain and ratio of net investment income to average net assets, respectively. Per share, ratios and supplemental data for the periods prior to March 1, 2001 have not been restated to reflect this change in presentation.


                 28   Smith Barney California Municipals Fund Inc.
                        2002 Annual Report to Shareholders

================================================================================
Independent Auditors' Report
================================================================================

The Shareholders and Board of Directors of
Smith Barney California Municipals Fund Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Smith Barney California Municipals Fund Inc. ("Fund") as of February 28, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2002, by correspondence with the custodian. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of February 28, 2002, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                         KPMG LLP


New York, New York
April 15, 2002


                 29   Smith Barney California Municipals Fund Inc.
                        2002 Annual Report to Shareholders

================================================================================
Additional Information (unaudited)
================================================================================

Information about Directors and Officers

The business and affairs of the Smith Barney California Municipals Fund Inc. are managed under the direction of the Board of Directors. Information pertaining to the Directors and Officers of the Fund is set forth below. The Statement of Additional Information includes additional information about Fund directors and is available, without charge, upon request by calling one of the Fund's transfer agents (Primerica Shareholders Services at 1-800-544-5445 or PFPC Global Fund Services at 1-800-451-2010).

                                                                                                    Number of
                                                                                                   Investment
                                                 Term of                                            Companies
                                               Office* and           Principal                       in Fund              Other
                               Position(s)      Length of          Occupation(s)                     Complex          Directorships
                                Held with         Time              During Past                     Overseen            Held by
Name, Address and Age             Fund           Served             Five Years                     by Director          Director
===================================================================================================================================
NON-INTERESTED
DIRECTORS:

Herbert Barg                    Director          Since     Retired                                    16                 None
1460 Drayton Lane                                 1981
Wynewood, PA 19096
Age: 78

Dwight B. Crane                 Director          Since     Professor Harvard Business School;         23                 None
Harvard Business School                           1988      Self Employed Consultant
Soldiers Field                                              Director - Vendquest Inc.;
Morgan Hall #375                                            Customer Dialogue Systems, Inc.;
Boston, MA 02163                                            Microforum, Inc.
Age: 64

Burt N. Dorsett                 Director          Since     President - Dorsett McCabe Capital         11                 None
201 East 62nd Street                              1994      Management Inc.; Chief Investment
Apt. 3C                                                     Officer - Leeb Capital Management Inc.
New York, NY 10021                                          1999-Present; Director - Research
Age: 71                                                     Corporation Technologies

Elliot S. Jaffe                 Director          Since     Chairman of The Dress Barn Inc.;           11         Zweig Total Return
The Dress Barn Inc.                               1994      Prior to 2002, Chief Executive                        Fund; Zweig Fund,
Executive Office                                            Officer of The Dress Barn Inc.                        Inc.
30 Dunnigan Drive
Suffern, NY 10901
Age: 75

Stephen E. Kaufman              Director          Since     Attorney                                   13                 None
Stephen E. Kaufman PC                             1981
277 Park Avenue
47th Floor
New York, NY 10172
Age: 70

Joseph J. McCann                Director          Since     Retired                                    11                 None
200 Oak Park Place                                1981
Suite One
Pittsburgh, PA 15243
Age: 71

Cornelius C. Rose, Jr.          Director          Since     Chief Executive Officer -                  11                 None
8 McGee Road                                      1994      Performance Learning Systems;
Woodstock, NY 12498                                         President - Rose Associates;
Age: 59                                                     Director - UVTI


                 30   Smith Barney California Municipals Fund Inc.
                        2002 Annual Report to Shareholders

================================================================================
Additional Information (unaudited) (continued)
================================================================================

                                                                                                    Number of
                                                                                                   Investment
                                                 Term of                                            Companies
                                               Office* and           Principal                       in Fund              Other
                               Position(s)      Length of          Occupation(s)                     Complex          Directorships
                                Held with         Time              During Past                     Overseen            Held by
Name, Address and Age             Fund           Served             Five Years                     by Director          Director
===================================================================================================================================
INTERESTED
DIRECTORS:**

Alfred Bianchetti               Director          Since     Retired; Advisory Board -                  11                 None
19 Circle End Drive                               1988      Catholic Big Brothers
Ramsey, NJ07446
Age: 79

Heath B. McLendon               Director/         Since     Managing Director of Salomon               74                 None
Salomon Smith Barney Inc.       Chairman          1984      Smith Barney Inc. ("SSB"); President
125 Broad Street, 9th Floor                                 and Director of Smith Barney Fund
New York, NY 10004                                          Management LLC ("SBFM") and
Age: 68                                                     Travelers Investment Adviser, Inc.
                                                            ("TIA"); Director of The Travelers
                                                            Investment Management Company

----------
* Directors are elected until the Fund's next annual meeting and until their successors are elected and qualified.

** Mr. Bianchetti is a director who is an "interested person" of the Fund as defined in the 1940 Act because Mr. Bianchetti's son-in-law is an officer of an SBFM affiliate and Mr. McLendon is an officer of SBFM and its affiliates

OFFICERS:

Lewis E. Daidone                Senior Vice       Since     Managing Director of SSB;                  N/A                N/A
Salomon Smith Barney Inc.       President,        1995      Director and Senior Vice President
125 Broad Street, 11th Floor    Treasurer                   of SBFM and TIA
New York, NY 10004
Age: 44

Paul A. Brook                   Controller        Since     Director of SSB; Managing                  N/A                N/A
Salomon Smith Barney Inc.                         1998      Director-- AMT Capital
125 Broad Street, 9th Floor                                 1997-1998
New York, NY 10004
Age: 48

Christina T. Sydor              Secretary         Since     Managing Director of SSB;                  N/A                N/A
Salomon Smith Barney Inc.                         1995      General Counsel and Secretary
300 First Stamford Place,                                   of SBFM and TIA
4th Floor
Stamford, CT 06902
Age: 51

Joseph P. Deane                 Vice President    Since     Managing Director of SSB;                  N/A                N/A
Salomon Smith Barney Inc.       and Investment    1989      Investment Officer of SBFM
333 West 34th Street            Officer
New York, NY10001
Age: 53


                 31   Smith Barney California Municipals Fund Inc.
                        2002 Annual Report to Shareholders

================================================================================
Tax Information (unaudited)
================================================================================

For Federal tax purposes the Fund hereby designates for the fiscal year ended February 28, 2002:

      o 100% of the dividends paid by the Fund from net investment income as tax-exempt for regular Federal income tax purposes.


                 32   Smith Barney California Municipals Fund Inc.
                        2002 Annual Report to Shareholders

--------------------------------------------------------------------------------
SMITH BARNEY
CALIFORNIA MUNICIPALS FUND INC.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DIRECTORS

Herbert Barg
Alfred J. Bianchetti
Martin Brody
Dwight B. Crane
Burt N. Dorsett
Elliot S. Jaffe
Stephen E. Kaufman
Joseph J. McCann
Heath B. McLendon, Chairman
Cornelius C. Rose

James J. Crisona, Emeritus

OFFICERS

Heath B. McLendon
President and
Chief Executive Officer

Lewis E. Daidone
Senior Vice President
and Treasurer

Joseph P. Deane
Vice President and
Investment Officer

David Fare
Investment Officer

Paul A. Brook
Controller

Christina T. Sydor
Secretary

INVESTMENT ADVISER
AND ADMINISTRATOR

Smith Barney Fund
  Management LLC

DISTRIBUTORS

Salomon Smith Barney Inc.
PFS Distributors, Inc.

CUSTODIAN

State Street Bank and
  Trust Company

TRANSFER AGENT

Travelers Bank & Trust, fsb.
125 Broad Street, 11th Floor
New York, New York 10004

SUB-TRANSFER AGENT

PFPC Global Fund Services
P.O. Box 9699
Providence, Rhode Island
02940-9699

Primerica Shareholders Services
P.O. Box 9662
Providence, RI02940-9662

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

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Smith Barney California Municipals Fund Inc.
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This report is submitted for the general information of the shareholders of
Smith Barney California Municipals Fund Inc., but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after May 31, 2002, this report must be accompanied by performance information for the most recently completed calendar quarter.

SMITH BARNEY CALIFORNIA MUNICIPALS FUND INC.
Smith Barney Mutual Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

www.smithbarney.com/mutualfunds

       SALOMON SMITH BARNEY
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A member of citigroup[LOGO]

Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

FD2209 4/02